BACKGROUND AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2023	Jan. 02, 2022	Mar. 17, 2021	Sep. 21, 2018	Oct. 05, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized	300,000,000		300,000,000	300,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000		50,000,000	50,000,000
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Net loss attributable to the non-controlling interest	$ 32,894	$ 51,116	$ 193,372	$ 496,297
Common stock, shares issued	123,502,235	110,840,998	123,252,235	110,840,998	123,252,235	110,840,998
Common stock, shares outstanding	123,502,235	110,840,998	123,252,235	110,840,998	123,252,235	110,840,998
Pharmalectin B V I [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized							50,000
Common stock, par value							$ 1.00
Common stock, shares outstanding	50,000
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest percentage			85.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized								300,000,000	95,000,000
Common stock, par value								$ 0.001	$ 0.0001
Common stock, shares authorized								50,000,000	5,000,000
Preferred stock, par value								$ 0.001	$ 0.0001
Common stock, shares outstanding	15,000,000
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized									95,000,000
Common stock, par value									$ 0.0001
Common stock, shares authorized									5,000,000
Preferred stock, par value									$ 0.0001
Common stock, shares issued	30,000,000		30,000,000	30,000,000
Common stock, shares outstanding	19,650,000		19,650,000	19,650,000
Pharmalectin, Inc. [Member] | Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding	15,000,000		15,000,000	15,000,000
Pharmalectin, Inc. [Member] | Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding	4,650,000		4,650,000
Options outstanding	4,500,000		4,500,000